Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Segment Information By Business Unit

i) Satellite Earth Observation

	Year ended Dec 31, 2024	Year ended Dec 31, 2023	Change	% Change
	(Audited)	(Audited)	(Audited)	(Audited)
Revenues	$70,004	$-	$70,004	-%
Cost of revenues	$(29,635)	$-	$(29,635)	-%
Other Income	$-	$-	$-	-%
Administrative expenses	$(298,856)	$-	$(298,856)	-%
Other expenses	$(3,763)	$-	$(3,763)	-%
Net loss before taxation	$(262,250)	$-	$(262,250)	-%

ii) Satellite Ground Station Turnkey Services

	Year ended Dec 31, 2024	Year ended Dec 31, 2023	Change	% Change
	(Audited)	(Audited)	(Audited)	(Audited)
Revenues	$28,783	$197,976	$(169,193)	(85)%
Cost of revenues	$(2,721)	$(62,887)	$60,166	96%
Other Income	$264	$530	$(266)	(50)%
Administrative expenses	$(90,466)	$(141,186)	$50,720	36%
Other expenses	$(8,923)	$(6,091)	$(2,832)	(46)%
Net loss before taxation	$(73,063)	$(11,658)	$(61,405)	(527)%

iii) Research & Development Center

	Year ended Dec 31, 2024	Year ended Dec 31, 2023	Change	% Change
	(Audited)	(Audited)	(Audited)	(Audited)
Revenues	$-	$764	$(764)	(100)%
Cost of revenues	$-	$(463)	$463	100%
Other Income	$123,748	$4,563	$119,185	2,612%
Administrative expenses	$(417,587)	$(657,265)	$239,678	36%
Other expenses	$(276,568)	$(210,488)	$(66,080)	(31)%
Net loss before taxation	$(570,407)	$(862,889)	$292,482	34%

iv) Startup In Development

	Year ended Dec 31, 2024	Year ended Dec 31, 2023	Change	% Change
	(Audited)	(Audited)	(Audited)	(Audited)
Revenues	$-	$-	$-	-%
Cost of revenues	$-	$-	$-	-%
Other Income	$-	$-	$-	-%
Administrative expenses	$(2,401)	$(381,713)	$379,312	99%
Other expenses	$(11)	$(2,752)	$2,741	100%
Net loss before taxation	$(2,412)	$(384,465)	$382,053	99%

v) Holding Company

	Year ended Dec 31, 2024	Year ended Dec 31, 2023	Change	% Change
	(Audited)	(Audited)	(Audited)	(Audited)
Revenues	$-	$-	$-	-%
Cost of revenues	$-	$-	$-	-%
Other Income	$20,327	$-	$20,327	-%
Administrative expenses	$(162,833)	$(397,655)	$234,822	59%
Other expenses	$(94,032)	$(17,825)	$(76,207)	(428)%
Net loss before taxation	$(236,538)	$(415,480)	$178,942	43%

Total of five reportable segments:

	Year ended Dec 31, 2024	Year ended Dec 31, 2023	Change	% Change
	(Audited)	(Audited)	(Audited)	(Audited)
Revenues	$98,787	$198,740	$(99,953)	(50)%
Cost of revenues	$(32,356)	$(63,350)	$30,994	49%
Other Income	$144,339	$5,093	$139,246	2,734%
Administrative expenses	$(972,143)	$(1,577,819)	$605,676	38%
Other expenses	$(383,297)	$(237,156)	$(146,141)	(62)%
Net loss before taxation	$(1,144,670)	$(1,674,492)	$529,822	32%

Schedule of Segment Information By Country

b)	By Country:

	For the year ended December 31, 2024
	BVI	Malaysia	Total
	(Audited)	(Audited)	(Audited)
Revenues	$-	$98,787	$98,787
Cost of revenues	$-	$(32,356)	$(32,356)
Other Income	$11	$144,328	$144,339
Administrative expenses	$(155,163)	$(816,980)	$(972,143)
Other expenses	$(2,528)	$(380,769)	$(383,297)
Net loss before taxation	$(157,680)	$(986,990)	$(1,144,670)

Total assets	$3,030	$1,613,601	$1,616,631
Total liabilities	$1,695,122	$2,977,199	$4,672,321

	For the year ended December 31, 2023
	BVI	Malaysia	Total
	(Audited)	(Audited)	(Audited)
Revenues	$-	$198,740	$198,740
Cost of revenues	$-	$(63,350)	$(63,350)
Other Income	$-	$5,093	$5,093
Administrative expenses	$(366,735)	$(1,211,084)	$(1,577,819)
Other expenses	$(3)	$(237,153)	$(237,156)
Net loss before taxation	$(366,738)	$(1,307,754)	$(1,674,492)

Total assets	$3,115	$1,863,801	$1,866,916
Total liabilities	$1,033,559	$2,592,416	$3,730,438

*Revenues and costs are attributed to countries based on the location of customers.